Sanctions - Additional Information (Detail) $ in Thousands	Aug. 09, 2018 item	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 CLF	Aug. 25, 2022 CLP ($)	Aug. 25, 2022 CLF	Aug. 16, 2022 CLP ($)	Aug. 16, 2022 CLF	Jul. 14, 2022 CLP ($)	Jul. 14, 2022 CLF	Feb. 21, 2022 CLP ($)	Feb. 21, 2022 CLF
Disclosure Of Sanctions [Line Items]
Provision amount | $		$ 6,004,761
Sanctions Provisions | $		3,554,568
Valparaso Regional Health Ministry [Member] | Alleged Breaches of Obligations and Regulations Liability [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed		30,579	CLF 500
Tarapaca's Health Secretary's [Member] | Alleged Breaches of Obligations and Regulations Liability [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed		30,579	500
Coquimbo Regional Health Ministry [Member] | Alleged Violation of Keeping Waste in an Unauthorized Area [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed		30,579	500
Regional Health Ministry of the Metropolitan Region [Member] | Alleged Violation of Health Regulations [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed		$ 3,058	CLF 50
Superintendence of Electricity and Fuels [Member] | Alleged Breaches of Maintaining Electrical Installations in Good Condition [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed										$ 2,401,085	CLF 39,261
Superintendence of Electricity and Fuels [Member] | Alleged Breaches of Excluding Charges in Bills for Transmission System Usage [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed						$ 1,034,226	CLF 16,911	$ 12,231	CLF 200
Superintendence of Electricity and Fuels [Member] | Alleged Breach in Detection of Irregularities and Risk Occurring in Distribution Line [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed				$ 12,231	CLF 200
Superintendence of Environment [Member] | Violations During Construction Phase of Geothermal Power Plant [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Number of environmental violations	16
Number of environmental violations classified as minor	13
Superintendence of Environment [Member] | Violations Relating to Archaeological Matters During Construction Phase of Geothermal Power Plant [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Number of environmental violations classified as serious	3